SCHEDULE OF BALANCE SHEET COMPONENTS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Prepaid expenses		$ 358,331	$ 424,124
Deposit		246,235
Other current assets		1,765	2,373
Total	$ 455,733	606,331	426,497
Property and equipment, gross		1,757,776	1,974
Accumulated depreciation		(1,829)	(6)
Total	1,753,630	1,755,947	1,968
Non-current portion of prepaid expense		262,501
Long-term deposit		50,000
Total	561,752	312,501
Vendors		10,259,060	1,256,792
Due to employees		5,057
Total	9,253,643	10,264,117	1,256,792
Accrued expenses	$ 1,771,547	1,787,985	151,284
Capital market advisory fees		1,500,000
Personnel related liabilities		1,400,141	56,823
Accrued interest		34,561
Total		4,722,687	208,107
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,740,565
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 17,211	$ 1,974